Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Effect Of Changes In Foreign Exchange Rates [Abstract]
Schedule of Foreign Exchange Gain (Loss)

($ millions)	2018	2017
Realized gain (loss)
CCS - US dollar long-term debt maturities and interest payments	88.3	(39.3)
US dollar long-term debt maturities	(70.3)	54.6
Other	4.3	(0.6)
Unrealized gain (loss)
Translation of US dollar long-term debt	(254.2)	201.2
Other	(2.1)	(0.2)
Foreign exchange gain (loss)	(234.0)	215.7